OCM GOLD FUND

Schedule of Investments - February 28, 2021

(Unaudited)

Shares			Value
	Common Stocks	96.2%
	Major Gold Producers	22.8%
80,000	Agnico Eagle Mines Ltd.		$4,469,600
155,000	AngloGold Ashanti Ltd. ADR		3,093,800
200,000	Barrick Gold Corp.		3,734,000
75,000	Kinross Gold Corp.		467,250
35,000	Kirkland Lake Gold Ltd.		1,145,550
65,000	Newmont Corp.		3,534,700
			16,444,900
	Intermediate/Mid-Tier Gold Producers	19.6%
325,000	Alamos Gold, Inc.		2,307,500
300,000	B2Gold Corp.		1,305,988
100,000	Centerra Gold, Inc.		970,454
125,000	Endeavour Mining Corp.		2,407,473
600,000	IAMGOLD Corp.*		1,782,000
50,000	Northern Star Resources Ltd.		392,813
500,000	OceanaGold Corp.*		722,929
25,000	Pan American Silver Corp.		825,500
500,000	Resolute Mining Ltd.*		248,153
154,840	SSR Mining, Inc.*		2,197,180
80,000	Torex Gold Resources, Inc.*		969,354
			14,129,344
	Junior Gold Producers	28.0%
450,000	Argonaut Gold, Inc.*		724,894
200,000	Calibre Mining Corp.*		242,024
250,000	Dundee Precious Metals, Inc.		1,553,905
150,000	Fortuna Silver Mines, Inc.*		1,128,006
250,000	Galiano Gold, Inc.*		285,000
1,399,950	Jaguar Mining, Inc.		8,899,572
175,000	K92 Mining, Inc.*		874,587
1,000,000	Perseus Mining Ltd.*		896,430
550,000	Roxgold, Inc.*		596,417
3,500,000	Superior Gold, Inc.*		1,650,165
500,000	Wesdome Gold Mines Ltd.*		3,359,265
			20,210,265
	Exploration and Development Companies	12.3%
255,128	Adriatic Metals PLC*		422,072
298,300	Adventus Mining Corp.*		210,962
75,000	Augusta Gold Corp.*		172,500
1,375,000	Emerald Resources N.L.*		846,414
1,282,000	Euro Sun Mining, Inc.*		337,474

Shares			Value
200,000	Galway Metals, Inc.*		$150,872
1,000,000	GR Silver Mining Ltd.*		557,913
3,500,000	Horizon Minerals Ltd.*		266,621
123,880	Integra Resources Corp.*		408,845
775,000	Liberty Gold Corp.*		943,934
1,000,000	Maritime Resources Corp.*		98,224
2,000,000	Matador Mining Ltd.*		469,375
245,000	Montage Gold Corp.*		154,015
101,300	New Found Gold Corp.*		274,623
400,000	Orca Gold, Inc.*		194,877
500,000	Orezone Gold Corp.*		392,896
400,000	Paramount Gold Nevada Corp.*		416,000
3,000,000	Royal Road Minerals Ltd.*		895,804
4,578,755	RTG Mining, Inc.*		669,409
200,000	Sun Peak Metals Corp.*		58,149
2,512,040	Sutter Gold Mining, Inc.*,#		—
1,210,500	Tajiri Resources Corp.*		85,608
604,500	Talisker Resources Ltd.*		140,129
1,595,000	Thor Explorations Ltd.*		263,201
530,000	West Vault Mining, Inc.*		470,611
			8,900,528
	Royalty/Streaming Companies	8.4%
70,000	Maverix Metals, Inc.		337,400
100,000	Osisko Gold Royalties Ltd.		999,000
6,500	Royal Gold, Inc.		674,115
75,000	Sandstorm Gold Ltd.*		453,750
100,000	Wheaton Precious Metals Corp.		3,576,929
			6,041,194
	Primary Silver Producers	5.1%
797,000	Aya Gold & Silver, Inc.*		2,987,341
100,000	Hecla Mining Co.		653,000
			3,640,341
	Total Common Stocks
	(Cost $36,300,694)		69,366,572
	Warrants	0.6%
	Exploration and Development Companies	0.0%
641,000	Euro Sun Mining, Inc. Exercise Price 0.55 CAD, Exp. 6/5/2023*		—
			—
	Primary Silver Producers	0.6%
350,000	Aya Gold & Silver, Inc. Exercise Price 3.30 CAD, Exp. 9/3/2023*		404,291
			404,291
	Total Warrants
	(Cost $0)		404,291

Shares			Value
	Short-Term Investment	3.9%
2,824,906	UMB Money Market Fiduciary, 0.01%*		$2,824,906
	Total Short-Term Investment
	(Cost $2,824,906)		2,824,906
	Total Investments	100.7%
	(Cost $39,125,600)		72,595,769
	Liabilities less Other Assets	(0.7)%	(476,166)
	TOTAL NET ASSETS	100.0%	$72,119,603

ADR – American Depository Receipt

PLC – Public Limited Company

CAD – Canadian Dollars

*	Non-income producing security.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.